Supplemental Information to Financial Statements (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended	3 Months Ended																9 Months Ended		12 Months Ended						3 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2013 Cheniere Energy Partners, LP [Member]		Sep. 30, 2013 Cheniere Energy Partners, LP [Member]		Jun. 30, 2013 Cheniere Energy Partners, LP [Member]		Mar. 31, 2013 Cheniere Energy Partners, LP [Member]		Dec. 31, 2012 Cheniere Energy Partners, LP [Member]		Sep. 30, 2012 Cheniere Energy Partners, LP [Member]		Jun. 30, 2012 Cheniere Energy Partners, LP [Member]		Mar. 31, 2012 Cheniere Energy Partners, LP [Member]		Sep. 30, 2014 Cheniere Energy Partners, LP [Member]	Sep. 30, 2013 Cheniere Energy Partners, LP [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member]		Dec. 31, 2012 Cheniere Energy Partners, LP [Member]		Dec. 31, 2011 Cheniere Energy Partners, LP [Member]		Dec. 31, 2013 Cheniere Creole Trail Pipeline LP [Member] Cheniere Energy Partners, LP [Member]		Sep. 30, 2013 Cheniere Creole Trail Pipeline LP [Member] Cheniere Energy Partners, LP [Member]		Jun. 30, 2013 Cheniere Creole Trail Pipeline LP [Member] Cheniere Energy Partners, LP [Member]		Mar. 31, 2013 Cheniere Creole Trail Pipeline LP [Member] Cheniere Energy Partners, LP [Member]		Dec. 31, 2012 Cheniere Creole Trail Pipeline LP [Member] Cheniere Energy Partners, LP [Member]		Sep. 30, 2012 Cheniere Creole Trail Pipeline LP [Member] Cheniere Energy Partners, LP [Member]		Jun. 30, 2012 Cheniere Creole Trail Pipeline LP [Member] Cheniere Energy Partners, LP [Member]		Mar. 31, 2012 Cheniere Creole Trail Pipeline LP [Member] Cheniere Energy Partners, LP [Member]
Schedule of Quarterly Financial Information [Line Items]
Equity income from investment in Cheniere Partners	$ 0	$ 0	$ 0	$ 15,253
General and administrative expenses	0	(54)	(15)	(916)																	(10,048)	(8,521)	(11,570)		(12,316)	[1]	(7,754)	[1]
Revenues					66,999	[1]	67,447	[1]	67,637	[1]	66,108	[1]	67,364	[1]	66,358	[1]	61,423	[1]	69,353	[1]	202,139	201,192	268,191		264,498	[1]	283,888	[1]
Income (loss) from operations					5,428	[1]	(23,357)	[1]	(20,427)	[1]	5,670	[1]	14,511	[1]	(8,177)	[1]	12,750	[1]	19,161	[1]	(4,696)	(38,114)	(32,686)		38,245	[1]	122,085	[1]
Net loss	$ 0	$ 54	$ (54)	$ 13,576	$ (61,266)	[1]	$ (98,108)	[1]	$ (47,010)	[1]	$ (51,733)	[1]	$ (68,612)	[1]	$ (51,371)	[1]	$ (30,386)	[1]	$ (25,062)	[1]	$ (339,197)	$ (196,851)	$ (258,117)		$ (175,431)	[1]	$ (53,560)	[1]
Basic and diluted net income (loss) per common share / unit	$ 0.00	$ 0.00	$ 0.00	$ 0.06	$ (0.01)	[1],[2]	$ (0.20)	[1],[2]	$ 0.11	[1],[2]	$ 0.10	[1],[2]	$ (0.06)	[1],[2]	$ 0.04	[1],[2]	$ 0.17	[1],[2]	$ 0.23	[1],[2]	$ (0.83)	$ (0.01)	$ (0.03)	[3]	$ 0.27	[1],[3]	$ 1.23	[1],[3]
Net income (loss) per unit, adjusted to include pre-acquisition date net losses of the Creole Trail Pipeline Business																													$ (0.01)	[1],[2]	$ (0.20)	[1],[2]	$ 0.06	[1],[2]	$ 0.04	[1],[2]	$ (0.09)	[1],[2]	$ (0.02)	[1],[2]	$ 0.14	[1],[2]	$ 0.20	[1],[2]

[1]	Retrospectively adjusted as discussed in Note 3—“Summary of Significant Accounting Policies” in our Notes to Consolidated Financial Statements.
[2]	The sum of the quarterly net income (loss) per common unit may not equal the full year amount as the computations of the weighted average common units outstanding for basic and diluted common units outstanding for each quarter and the full year are performed independently.
[3]	See Note 16—”Net Income (Loss) per Common Unit” in our Notes to Consolidated Financial Statements for an adjusted net income (loss) per common unit that includes pre-acquisition date net losses of the Creole Trail Pipeline Business.